Document and Entity Information	Nov. 17, 2025
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	ITHAX ACQUISITION CORP III
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002080985
Amendment Flag	false